THOMAS MARTIN
(612) 340-8706
FAX (612) 340-7800
martin.tom@dorsey.com

August 24, 2015

Division of Corporation Finance
Securities and Exchange Commission
100 F Street NE
Washington, DC 20549

Re:	Heartland Financial USA, Inc.
Registration Statement on Form S-4
Ladies and Gentlemen:

Accompanying this letter and filed electronically by EDGAR is a registration statement on Form S-4 (the “Registration Statement”) relating to the issuance of shares of the Common Stock, $1.00 par value, of Heartland Financial USA, Inc., a publicly held Delaware corporation and bank holding company (the “Registrant”), in connection with the forward triangular merger (the “Merger”) of Premier Valley Bank, a California corporation and state bank, into PV Acquisition Bank, a subsidiary of Heartland information.

We would appreciate your sending any correspondence relating to the Registration Statement to the undersigned by e-mail to martin.tom@dorsey.com (or by facsimile to (952) 516-5653)) with a copy to David L. Horstmann, Executive Vice President-Finance of the Registrant, at davidhorstmann@htlf.com (or by facsimile to (563) 589-1951).

Please let us know whether the enclosed will be subject to review at your earliest convenience.

Very truly yours,

/s/ Thomas Martin
Thomas Martin
TM:tlg